INTEREST-BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Interest-bearing Loans And Borrowings
Schedule of interest bearing loan and borrowings

			December 31,	June 30,
			2021	2022	2022
			CNY	CNY	US$
	Interest rate	Maturity	(Audited)	(Unaudited)	(Unaudited)
Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2038	74,000	72,500	10,822

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2023	3,000	3,000	448

Total			77,000	75,500	11,270